Debt - Covenant Restrictions (Details) - Secured Debt - Secured credit facilities	12 Months Ended
Dec. 31, 2018
Debt Instrument [Line Items]
Net leverage ratio, twelve months ended March 31, 2022	4.5
Net leverage ratio, twelve months ended June 30, 2022	4.2
Net leverage ratio, twelve months ended September 30, 2022	3.9
Net leverage ratio, twelve months ended December 31, 2022	3.7
Net leverage ratio, twelve months ended March 31, 2023	3.4
Net leverage ratio, twelve months ended June 30, 2023	3.3
Net leverage ratio, twelve months ended September 30, 2023	3.1
Net leverage ratio, twelve months ended December 31, 2023	3.0
Net leverage ratio, twelve months ended March 31, 2024	2.8
Net leverage ratio, twelve months ended June 30, 2024	2.7
Net leverage ratio, twelve months ended September 30, 2024	2.4
Net leverage ratio, twelve months ended December 31, 2024	2.2
Debt service coverage ratio	1
Debt service coverage ratio threshold	0.8
Net leverage ratio margin increase threshold, twelve months ended March 31, 2021	7.3
Net leverage ratio margin increase threshold, twelve months ended June 30, 2021	6.6
Net leverage ratio margin increase threshold, twelve months ended September 30, 2021	6.2
Net leverage ratio margin increase threshold, twelve months ended December 31, 2021	5.8